Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–106.53%
New York–99.55%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$3,105	$2,777,579

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	200	207,027

Series 2016 A, Ref. RB	5.00%	05/01/2032	200	204,458

Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2024	570	575,202

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	215	219,790

Series 2020 B, RB	4.00%	11/01/2055	1,250	999,797

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	3,662,763

Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2036	640	539,692

Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	165,656

Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB	5.25%	04/01/2035	4,555	4,554,690

Series 2018, Ref. RB(a)	5.00%	10/01/2038	1,200	1,116,623

Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	450	417,466

Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(a)	5.00%	12/01/2049	1,360	1,083,112

Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	149,867

Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	170	180,338

Series 2017, Ref. RB	5.00%	08/01/2036	290	303,313

Series 2017, Ref. RB	5.00%	08/01/2047	600	613,008

Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(a)	5.63%	02/01/2039	190	190,610

Series 2019, RB(a)	5.75%	02/01/2049	230	230,045

Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	653,054

Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.25%	07/01/2023	250	247,763

Series 2013 A-1, RB	5.38%	07/01/2028	1,490	1,363,528

Series 2013 A-1, RB	5.75%	07/01/2033	790	684,983

Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(a)	6.50%	07/01/2052	3,100	3,037,987

Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,162

Series 2007, GO Bonds	5.00%	12/15/2028	30	30,177

Series 2007, GO Bonds	5.00%	12/15/2029	30	30,160

Series 2007, GO Bonds	5.00%	12/15/2030	30	30,149

Series 2007, GO Bonds	5.00%	12/15/2031	35	35,164

Series 2007, GO Bonds	5.00%	12/15/2032	35	35,160

Series 2007, GO Bonds	5.00%	12/15/2033	35	35,155

Series 2007, GO Bonds	5.00%	12/15/2034	40	40,190

Series 2007, GO Bonds	5.00%	12/15/2035	40	40,194

Series 2007, GO Bonds	5.00%	12/15/2036	45	45,218

Series 2007, GO Bonds	5.00%	12/15/2037	45	45,216

Series 2007, GO Bonds	5.00%	12/15/2038	50	50,234

Series 2007, GO Bonds	5.00%	12/15/2039	50	50,216

Series 2007, GO Bonds	5.00%	12/15/2040	55	55,232

Series 2007, GO Bonds	5.00%	12/15/2041	55	55,223

Series 2007, GO Bonds	5.00%	12/15/2042	60	60,231

Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	102,076

Series 2014, RB	5.00%	05/01/2039	100	101,561

Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 B, RB	5.00%	07/01/2046	12,200	12,216,142

Series 2019 B, Ref. RB	4.00%	07/01/2044	120	106,340

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	$1,500	$1,401,303

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	300	259,313

Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	160	170,918

Series 2017, Ref. RB	5.00%	07/01/2036	160	169,878

Series 2017, Ref. RB	5.00%	07/01/2037	235	248,745

Series 2017, Ref. RB	5.00%	07/01/2042	500	522,868

Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	73,874

Series 2005 A, RB	5.00%	06/01/2038	5,000	4,858,224

Series 2005 D, RB(b)	0.00%	06/01/2055	74,000	3,966,718

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	1,750	1,780,577

Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(b)	0.00%	01/01/2045	18,750	4,547,192

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB (Acquired 06/26/2018; Cost $965,000)(a)(c)	5.50%	07/01/2044	965	863,749

Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(d)	5.88%	01/01/2052	5,000	3,750,000

Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(a)	6.80%	12/01/2044	1,640	1,660,132

Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	300	306,082

Series 2014, RB	5.00%	07/01/2034	300	304,362

Series 2014, RB	5.00%	07/01/2039	250	252,514

Series 2014, RB	5.00%	07/01/2044	200	201,624

Series 2017, Ref. RB	5.00%	07/01/2029	100	104,715

Series 2017, Ref. RB	5.00%	07/01/2030	80	83,427

Series 2017, Ref. RB	5.00%	07/01/2031	75	78,021

Series 2017, Ref. RB	5.00%	07/01/2032	135	140,031

Series 2017, Ref. RB	5.00%	07/01/2035	135	138,736

Series 2017, Ref. RB	5.00%	07/01/2036	110	112,763

Series 2017, Ref. RB	5.00%	07/01/2038	80	81,602

Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB(e)	5.00%	02/15/2045	5,000	5,207,161

Series 2017-XF0551, Revenue Ctfs.(e)	5.00%	02/15/2042	25,765	26,934,510

Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	5,845	5,808,594

Huntington Local Development Corp.; Series 2016, RB(a)	6.50%	12/01/2046	2,150	1,636,922

Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	1,185	1,215,049

Series 2014 A, Ref. RB	5.00%	09/01/2044	2,970	3,040,745

Series 2016 B, Ref. RB	5.00%	09/01/2036	1,250	1,318,558

Series 2016 B, Ref. RB	5.00%	09/01/2046	1,485	1,539,966

Series 2016, Ref. RB	5.00%	09/01/2035	2,500	2,646,141

Series 2017, RB	5.00%	09/01/2042	4,000	4,197,747

Series 2018, RB	5.00%	09/01/2034	5,000	5,431,306

Series 2018, RB	5.00%	09/01/2039	1,000	1,063,900

Series 2021 A, Ref. RB	4.00%	09/01/2038	2,900	2,890,591

Metropolitan Transportation Authority;
Series 2014 B, RB	5.25%	11/15/2039	900	905,976

Series 2014 B, RB	5.00%	11/15/2044	2,000	1,970,129

Series 2016 B, Ref. RB	5.00%	11/15/2035	2,000	2,033,763

Series 2016 B, Ref. RB	5.00%	11/15/2037	7,000	7,092,893

Series 2016 C-1, RB	5.25%	11/15/2056	11,760	11,869,646

Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2052	4,570	4,147,172

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	5,715	5,762,085

Series 2017 A-1, RB	5.25%	11/15/2057	2,565	2,589,592

Series 2017 B-1, RB	5.25%	11/15/2057	10,000	10,492,252

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(f)	5.00%	01/15/2028	$350	$357,856

Series 2014, Ref. RB (INS - AGM)(f)	5.00%	01/15/2029	500	511,245

Series 2014, Ref. RB (INS - AGM)(f)	5.00%	01/15/2038	150	152,990

Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,451,370

Series 2017, RB	5.00%	12/01/2036	1,400	1,438,223

Series 2017, RB	5.00%	12/01/2046	3,200	3,234,850

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	1,000	861,370

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	3,000	2,378,920

Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	125	125,222

Series 2011, RB	6.00%	06/01/2034	250	250,482

Series 2014 A, RB	5.00%	06/01/2029	100	102,191

Series 2014 A, RB	5.50%	06/01/2034	180	184,757

Series 2014 A, RB	5.00%	06/01/2044	285	288,688

Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	7,000	6,565,892

Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	770	653,994

Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,036,007

Series 2020 B, RB	5.38%	07/01/2025	265	254,124

MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,000	1,000,268

Series 2016 A, RB	5.00%	11/15/2056	17,000	17,000,452

Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(f)	5.00%	07/01/2049	3,930	4,098,657

Series 2019 A, GO Bonds (INS - AGM)(f)	5.00%	04/01/2043	1,490	1,573,985

Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	885	861,263

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/14/2014-10/16/2018; Cost $3,192,819)(c)	5.00%	01/01/2058	3,133	1,543,511

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,540,000)(a)(c)	9.00%	01/01/2041	1,540	1,284,697

Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	222,185

Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	2,928	2,868,243

Series 2006 D, RB(b)	0.00%	06/01/2060	60,000	3,126,624

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,094,273

New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	361,887

Series 2015 A, Ref. RB	5.00%	07/01/2033	565	582,963

Series 2015 A, Ref. RB	5.00%	07/01/2034	450	463,265

Series 2015 A, Ref. RB	5.00%	07/01/2040	200	203,573

Series 2015 A, Ref. RB	5.00%	07/01/2045	225	227,706

New York & New Jersey (States of) Port Authority;
Two Hundred Fifth Series 2017, Ref. RB(e)	5.25%	11/15/2057	11,300	11,868,894

Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	6,000	6,228,745

New York (City of), NY;
Series 1997 C, GO Bonds(g)	5.50%	11/15/2037	15	15,037

Series 2019 CC-1, RB	4.00%	06/15/2040	950	951,130

Series 2020 D-1, GO Bonds	5.00%	03/01/2038	1,400	1,526,743

Series 2020 D-1, GO Bonds	4.00%	03/01/2042	2,600	2,548,477

Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,000	1,890,314

Series 2020, Ref. RB	5.00%	06/15/2050	1,500	1,600,636

Series 2021 A-1, GO Bonds	4.00%	08/01/2050	1,500	1,418,021

Series 2021 CC-1, RB	4.00%	06/15/2051	11,000	10,426,534

Series 2021 F-1, GO Bonds	3.00%	03/01/2041	1,585	1,330,761

Series 2021 F-1, GO Bonds	5.00%	03/01/2044	5,000	5,366,200

Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	5,000	4,845,291

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	3,225	3,588,601

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	$75	$68,258

Series 2005 E-2, RB	6.13%	11/01/2035	250	187,868

New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	3,335	3,368,794

New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	1,300	1,174,113

Series 2020, Ref. RB (INS - AGM)(f)	4.00%	03/01/2045	800	746,367

New York (City of), NY Municipal Water Finance Authority;
Series 2019 CC-1, RB	4.00%	06/15/2049	1,050	1,001,958

Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	10,250	9,748,870

New York (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	1,395	1,440,462

Series 2017 C, Ref. RB	5.00%	11/01/2030	920	1,005,447

Series 2017 C, Ref. RB	5.00%	11/01/2032	1,470	1,591,827

Series 2018 S-1, RB	5.00%	07/15/2043	8,085	8,528,367

Series 2019 B-1, RB	4.00%	11/01/2042	10,000	9,732,647

Series 2019 B-1, RB	4.00%	11/01/2043	6,000	5,807,186

Series 2020 C-1, RB	4.00%	05/01/2036	300	304,080

Series 2020 C-1, RB	4.00%	05/01/2037	550	552,855

Series 2020 C-1, RB	4.00%	05/01/2038	600	600,374

Series 2020 C-1, RB	4.00%	05/01/2039	520	517,354

Series 2020, RB	4.00%	05/01/2044	10,000	9,636,970

Series 2021 E-1, RB	4.00%	02/01/2043	1,000	968,579

Series 2022 F-1, RB	5.00%	02/01/2044	2,500	2,704,068

Subseries 2019 S1B, RB	4.00%	07/15/2041	3,335	3,265,100

New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	290	324,221

Series 2018 A, Ref. RB	5.00%	01/01/2034	300	333,572

Series 2018 A, Ref. RB	5.00%	01/01/2037	400	436,194

Series 2018 A, Ref. RB	5.00%	01/01/2038	300	325,982

Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,091,914

New York (City of), NY Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB(g)(h)	5.00%	08/01/2023	1,000	1,016,427

New York (State of) Dormitory Authority;
Series 2015 A-1, Ref. RB(a)	4.80%	12/01/2023	530	515,876

Series 2016 A, Ref. RB	5.00%	07/01/2036	1,000	1,040,880

Series 2018 A, RB	5.00%	07/01/2048	1,110	1,173,749

Series 2020 A, Ref. RB	4.00%	03/15/2046	935	895,543

Series 2022 A, Ref. RB	4.00%	03/15/2040	880	872,339

New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(a)	5.35%	12/01/2035	5,985	4,665,558

Series 2015 B-1, Ref. RB(a)	6.18%	12/01/2031	1,665	1,381,559

New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	957,327

Series 2012 B, RB	5.00%	07/01/2032	125	106,666

Series 2012 B, RB	4.75%	07/01/2039	300	229,758

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(f)	5.25%	07/01/2027	6,425	6,673,779

Series 2007, RB (INS - NATL)(f)	5.25%	07/01/2028	3,765	3,917,638

New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	100	102,599

Series 2016 A, Ref. RB	5.00%	07/01/2041	765	788,391

Series 2020, RB	4.00%	07/01/2050	2,000	1,871,436

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	480	475,410

Series 2020 A, Ref. RB	4.00%	09/01/2050	1,200	942,781

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (New School (The));
Series 2015, Ref. RB(g)(h)	5.00%	07/01/2025	$30	$31,706

Series 2015, Ref. RB	5.00%	07/01/2040	370	375,525

Series 2016 A, Ref. RB	5.00%	07/01/2035	1,855	1,910,291

Series 2016 A, Ref. RB	5.00%	07/01/2036	1,915	1,966,930

Series 2016 A, Ref. RB	5.00%	07/01/2037	1,265	1,293,845

Series 2016 A, Ref. RB	5.00%	07/01/2041	595	604,347

Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	6,723,544

Series 2022 A, Ref. RB	4.00%	07/01/2052	1,375	1,170,187

New York (State of) Dormitory Authority (New York University);
Series 2016 A, RB	5.00%	07/01/2035	5,000	5,321,014

Series 2019 A, RB	5.00%	07/01/2042	740	800,685

Series 2019 A, RB	5.00%	07/01/2049	5,860	6,279,816

Series 2021 A, Ref. RB	3.00%	07/01/2041	1,215	991,369

Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,230,711

New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2028	645	661,018

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(a)	5.00%	12/01/2029	600	612,051

Series 2017, Ref. RB(a)	5.00%	12/01/2030	400	408,038

Series 2017, Ref. RB(a)	5.00%	12/01/2032	300	303,188

Series 2017, Ref. RB(a)	5.00%	12/01/2033	300	302,824

Series 2017, Ref. RB(a)	5.00%	12/01/2035	300	300,636

Series 2017, Ref. RB(a)	5.00%	12/01/2036	200	200,958

Series 2017, Ref. RB(a)	5.00%	12/01/2037	200	200,537

New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(i)	5.00%	11/01/2026	265	269,670

New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	509,026

New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	1,730	1,624,131

Series 2019 A, RB	5.00%	07/01/2049	800	847,741

New York (State of) Dormitory Authority (Rockefeller University); Series 2022 A, Ref. RB	4.00%	07/01/2042	4,500	4,404,541

New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	5,045	5,356,771

New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	100	103,321

New York (State of) Dormitory Authority (State University of New York Dormitory Facilities); Series 2019 A, RB	4.00%	07/01/2049	850	799,494

New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(a)	5.50%	12/01/2047	3,030	2,091,212

Series 2017 A-2, RB(a)	5.38%	09/01/2050	4,800	3,347,763

Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(a)(c)	5.38%	10/01/2042	1,425	1,084,753

New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2047	3,620	3,570,311

New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2060	7,050	6,586,599

New York (State of) Power Authority (Green Transmission);
Series 2022, RB (INS - AGM)(f)	4.00%	11/15/2047	2,650	2,557,145

Series 2022, RB (INS - AGM)(f)	4.00%	11/15/2052	5,000	4,744,124

New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	206,838

Series 2018 L, Ref. RB	5.00%	01/01/2034	340	368,909

Series 2018 L, Ref. RB	5.00%	01/01/2035	385	414,992

Series 2019 B, RB	4.00%	01/01/2050	10,000	9,235,741

Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	2,809,017

New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	3,280	3,126,327

New York (State of) Utility Debt Securitization Authority;
Series 2017, RB	5.00%	12/15/2038	8,460	9,166,973

Series 2017, RB	5.00%	12/15/2040	15,000	16,145,067

Series 2022, Ref. RB	5.00%	12/15/2049	1,000	1,113,436

Series 2022, Ref. RB	5.00%	09/15/2052	750	832,737

New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2045	500	487,064

New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,010

New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	695	695,313

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	$690	$703,753

Series 2001, RB	5.75%	06/01/2043	15	15,299

New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	845	818,432

Series 2010 A, RB(a)	6.25%	06/01/2041	2,175	2,175,788

New York Counties Tobacco Trust V;
Series 2005 S-3, RB(b)	0.00%	06/01/2055	84,200	5,973,131

Series 2005 S4B, RB(a)(b)	0.00%	06/01/2060	155,400	5,303,351

New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	10,600	10,814,598

Series 2016 A, Ref. RB	6.00%	06/01/2043	2,230	2,264,641

Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,085	2,151,612

Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	1,039,959

New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	15,580	17,116,306

Series 2007, RB	5.50%	10/01/2037	5,025	5,626,396

New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	3,845	2,882,387

Series 2021 A, Ref. RB	2.88%	11/15/2046	6,155	4,343,411

New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2045	3,065	2,917,112

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2038	1,500	1,546,823

Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	324,398

Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(f)	4.00%	12/01/2038	180	176,241

Series 2019, Ref. RB (INS - AGM)(f)	4.00%	12/01/2049	580	524,027

Onondaga (County of), NY Industrial Development Agency (Salina Free Library); Series 2002 A, RB	5.50%	12/01/2022	55	55,000

Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	280	287,227

Series 2017, Ref. RB	5.00%	05/01/2034	200	204,437

Series 2017, Ref. RB	5.00%	05/01/2037	250	253,844

Series 2017, Ref. RB	5.00%	05/01/2040	150	151,531

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	5.00%	12/01/2043	4,405	4,788,327

Series 2019, Ref. RB	4.00%	12/01/2047	1,150	1,090,813

Series 2019, Ref. RB	4.00%	12/01/2049	1,500	1,412,205

Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,041,753

Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,123,544

Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	725	584,252

Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	850	864,038

Series 2001, RB	5.75%	08/15/2043	3,160	3,212,190

Schenectady Metroplex Development Authority; Series 2014 A, RB (INS - AGM)(f)	5.50%	08/01/2033	1,000	1,018,962

St. Johns (County of), FL Industrial Development Authority (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2039	400	441,594

Series 2022, Ref. RB	5.25%	07/01/2040	265	291,057

St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	225	225,461

Series 2012, RB	5.00%	07/01/2031	230	230,472

Series 2012, RB	5.00%	07/01/2032	815	816,671

Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	255	228,149

Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(a)	5.35%	11/01/2049	8,220	7,303,612

Series 2016 B-2, RB(a)	5.35%	11/01/2049	1,175	1,044,008

Series 2016 C-2, RB(a)	5.35%	11/01/2049	1,160	1,030,680

Series 2016 D-2, RB(a)	5.35%	11/01/2049	760	675,273

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(d)	5.00%	07/01/2032	$330	$163,350

Series 2013 A, RB(d)	5.00%	07/01/2038	2,785	1,378,575

Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2030	400	400,819

Series 2013 A, Ref. RB	5.00%	11/15/2029	300	303,013

Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,300,341

Series 2017 A, RB	5.00%	11/15/2038	300	317,255

Series 2017 A, RB	5.00%	11/15/2047	1,000	1,040,884

Series 2017 B, Ref. RB	5.00%	11/15/2032	875	950,724

Series 2017 B, Ref. RB	5.00%	11/15/2033	900	972,855

Series 2017 B, Ref. RB	5.00%	11/15/2034	575	618,867

Series 2017 B, Ref. RB	5.00%	11/15/2037	2,500	2,654,112

Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	2,009,279

Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,950	1,878,618

Series 2022 D-2, RB	5.25%	05/15/2047	9,625	10,672,817

Series 2022 D-2, RB	5.50%	05/15/2052	800	910,003

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB	5.00%	11/15/2049	2,200	2,325,223

Series 2019 C, RB	4.00%	11/15/2042	3,500	3,443,541

Series 2019 C, RB	4.00%	11/15/2043	3,500	3,420,754

Series 2020 A, RB	5.00%	11/15/2054	2,900	3,054,317

Series 2021 A, RB	5.00%	11/15/2056	700	738,695

Series 2022 A, Ref. RB	4.00%	05/15/2051	13,085	12,403,805

Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2022, RB(e)	5.25%	05/15/2057	10,000	10,987,212

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	7,536,470

Series 2017 A, Ref. RB	5.00%	06/01/2030	3,275	3,390,851

Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,133,529

Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,072,334

Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,066,853

Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	325	325,862

Series 2014 A, RB	5.00%	11/01/2044	2,247	2,256,165

Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	711,801

Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(a)	5.00%	06/01/2030	500	462,193

Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2029	1,000	1,021,126

Series 2016, Ref. RB	5.00%	11/01/2032	1,500	1,527,938

Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	7,050	7,059,225

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(a)	4.13%	12/01/2041	715	541,519

Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	389,237

Series 2019 A, RB	5.00%	10/15/2049	640	570,676

				689,594,726

Puerto Rico–6.98%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	15	15,005

Series 2002, RB	5.50%	05/15/2039	3,455	3,446,373

Series 2002, RB	5.63%	05/15/2043	9,700	9,702,609

Series 2005 A, RB(b)	0.00%	05/15/2050	6,300	1,091,809

PRIFA Custodial Trust;
Series 2005 A, RB	0.00%	03/15/2049	623	474,018

Series 2022, RB	0.00%	03/15/2049	4,229	1,540,766

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(b)	0.00%	07/01/2024	$123	$113,009

Series 2021 A, GO Bonds(b)	0.00%	07/01/2033	473	259,814

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	205	206,280

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	410	415,535

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	406	415,747

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	399	409,334

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	398,407

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	768	669,011

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	331	281,939

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	237,143

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	310,062

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	3

Series 2022, RB	0.00%	11/01/2051	4,424	1,979,771

Series 2022, RB	0.00%	11/01/2051	230	221,542

Series 2022, RB	0.00%	11/01/2051	267	35,118

Subseries 2022, RN	0.00%	11/01/2043	2,029	925,606

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024	3,115	3,177,789

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (Acquired 05/29/2013; Cost $1,000,000) (INS - SGI)(c)(f)	5.00%	07/01/2027	1,000	1,003,804

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(d)	5.00%	07/01/2038	5	1,013

Series 2003 AA-2, Ref. RB(d)	5.30%	07/02/2035	1,000	700,000

Series 2003, RB(d)(j)	5.00%	07/03/2028	355	4

Series 2005 K, RB(d)	5.00%	07/01/2030	7,405	1,499,513

Series 2007 CC, Ref. RB(d)	5.50%	07/01/2030	2,150	1,505,000

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	100	100,134

Series 2012, Ref. RB	5.00%	10/01/2042	150	150,339

Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 12/08/2011; Cost $4,055,000)(c)(d)	5.50%	08/01/2031	4,055	152,066

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	475	448,420

Series 2018 A-1, RB	4.55%	07/01/2040	199	185,335

Series 2018 A-1, RB(b)	0.00%	07/01/2046	9,897	2,494,292

Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,329,440

Series 2018 A-1, RB	5.00%	07/01/2058	6,182	5,865,548

Series 2019 A-2, RB	4.54%	07/01/2053	71	61,946

Series 2019 A-2, RB	4.78%	07/01/2058	953	871,144

Series 2019 A-2B, RB	4.55%	07/01/2040	1,898	1,767,665

University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2025	1,000	983,306

Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,882,100

				48,327,759

Total Municipal Obligations (Cost $798,787,717)				737,922,485

			Shares

Common Stocks & Other Equity Interests–0.02%
New York–0.02%
CMS Liquidating Trust;
(Cost $3,170,389)(j)(k)			3,100	155,000

TOTAL INVESTMENTS IN SECURITIES(l)–106.55% (Cost $801,958,106)				738,077,485

FLOATING RATE NOTE OBLIGATIONS–(4.97)%
Notes with interest and fee rates ranging from 2.45% to 2.46% at 11/30/2022 and contractual maturities of collateral ranging from 02/15/2042 to 11/15/2057(m)				(34,420,000)

BORROWINGS–(2.57)%				(17,800,000)

OTHER ASSETS LESS LIABILITIES–0.99%				6,829,165

NET ASSETS–100.00%				$692,686,650

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
Ctfs.	– Certificates
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $48,805,254, which represented 7.05% of the Fund’s Net Assets.

(b)	Zero coupon bond issued at a discount.
(c)	Restricted security. The aggregate value of these securities at November 30, 2022 was $5,932,580, which represented less than 1% of the Fund’s Net Assets.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $9,149,521, which represented 1.32% of the Fund’s Net Assets.

(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Non-income producing security.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Fund’s investments with a value of $54,997,777 are held by TOB Trusts and serve as collateral for the $34,420,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$737,922,481	$ 4	$737,922,485

Common Stocks & Other Equity Interests	–	–	155,000	155,000

Total Investments	$–	$737,922,481	$155,004	$738,077,485

Invesco Rochester® AMT-Free New York Municipal Fund